Sale of vessel (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Net (loss)/gain	$ (6,569,763)	$ 0
Sea trader [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds	9,700,000
Net book value of vessel	(15,979,901)
Sales related costs	(223,178)
Debt termination costs and related finance fees	(66,684)
Net (loss)/gain	$ (6,569,763)